PROPERTY PLANT AND EQUIPMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2023
Statement [Line Items]
Cash	$ 11,351,000	$ 12,211,000
On The Closing Date [Member]
Statement [Line Items]
Payment Terms	$300,000 cash payable on or before the first anniversary of the closing date
Personal Property [Member]
Statement [Line Items]
Cash			$ 800,000
Common shares			1,000,000
first anniversary [Member]
Statement [Line Items]
Payment Terms	$300,000 cash payable on or before the second anniversary of the closing date
Second Anniversary [Member]
Statement [Line Items]
Payment Terms	$200,000 cash payable on the closing date and issue 1,000,000 shares